Document and Entity Information	Aug. 09, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	biote Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40128
Entity Tax Identification Number	85-1791125
Entity Address, Address Line One	1875 W. Walnut Hill Ln #100
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	844
Local Phone Number	604-1246
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On August 9, 2022, biote Corp. (the “Company”) furnished a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission (the “Commission”) to report the announcement of the Company’s financial results for the fiscal quarter ended June 30, 2022, pursuant to a press release dated August 9, 2022 (the “Original Press Release”). This Amendment No. 1 on Form 8-K/A is being furnished solely to amend Items 2.02 and 9.01 of the Original Report to furnish as an exhibit a corrective press release dated August 15, 2022 (the “Correcting Press Release”). The Correcting Press Release was issued to correct net loss from operations and net income for the three and six month periods ended June 30, 2022. The other financial results reported in the Original Press Release, revenue and Adjusted EBITDA, and the Company’s full year 2022 guidance with respect thereto, were not impacted. The corrections are as follows (in thousands): • loss from operations for the three months ended June 30, 2022 was $(85,603) (previously reported as $(76,186)); • loss from operations for the six months ended June 30, 2022 was $(75,840) (previously reported as $(66,423)); • net income for the three months ended June 30, 2022 was $40,341 (previously reported as $49,710); and • net income for the six months ended June 30, 2022 was $49,691 (previously reported as $59,060). These corrections relate to the previous omission of certain transaction-related expenses from the calculation of loss from operations and net income that were identified by management after the issuance of the original press release, while Biote was completing its internal review procedures with respect to Biote’s Quarterly Report on Form 10-Q for its fiscal quarter ended June 30, 2022. More specifically, a $7.2 million charge to selling, general and administrative expense was identified related to the excess fair value of shares transferred as consideration to new investors in connection with that certain business combination consummated on May 26, 2022 with Haymaker Acquisition Corp. III, a Delaware corporation, BioTE Holdings, LLC, a Nevada limited liability company, and certain other parties (the “Business Combination”) and a $2.2 million charge to selling, general and administrative expense related to certain consulting agreements that were entered into in connection with the Business Combination. The information in this Item 2.02 and the attached Exhibit 99.1 are being furnished and shall not be deemed to be “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liabilities of that section, nor shall they be deemed to be incorporated by reference in any filing made by the Company under the Securities Act of 1933, as amended, or the Exchange Act, except as shall be expressly set forth by specific reference in such a filing.
Entity Central Index Key	0001819253
Class A common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BTMD
Security Exchange Name	NONE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	BTMDW
Security Exchange Name	NONE